ORGANIZATION AND OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ORGANIZATION AND OPERATIONS
ORGANIZATION AND OPERATIONS

1.    ORGANIZATION AND OPERATIONS

Wheels Up Partners Holdings LLC (together with its consolidated subsidiaries, “Wheels Up”, “our”, “we”, and “us”) is a limited liability company (“LLC”) organized under the laws of the state of Delaware and was formed on July 1, 2013. Wheels Up is a leading brand in private aviation that strives to deliver a total private aviation solution.

1.    ORGANIZATION AND OPERATIONS

Wheels Up Partners Holdings LLC (together with its consolidated subsidiaries, “Wheels Up”, “our”, “we”, and “us”) is a limited liability company (“LLC”) organized under the laws of the state of Delaware and was formed on July 1, 2013. Wheels Up is a leading brand in private aviation that strives to deliver a total private aviation solution.

Wheels Up provides private aviation services through membership subscriptions in the Wheels Up program, which requires members to generally pay an up-front initiation fee and recurring annual dues. We offer three tiers of membership — Connect, Core, and Business — that allow members to fly principally throughout, as well as to and from, the United States. Many of these options can be booked instantly through our innovative Wheels Up app, which was opened up to non-members to book, as well. Members can request flights directly through the member website or by contacting our Member Services team. In addition, members have the ability to explore popular features such as a variety of Shared Flights, empty-leg Hot Flights, Shuttles, and The Community, an online platform of members-only forums to facilitate flight sharing, enabling members to reduce their cost of flying private.

Wheels Up gives members access to one of the largest owned and leased fleet of aircraft. We also have a managed fleet of diverse aircraft, and a program fleet, which includes a network of safety-vetted and verified third-party aircraft, across the Turboprop, Light jet, Midsize jet, Super-Midsize jet, and Large-Cabin jet categories. Under the terms of our management agreements, managed fleet aircraft may be used to meet member and customer flights in addition to use by the aircraft owners. Furthermore, we provide wholesale charter services, through certain of our subsidiaries, to customers such as charter flight brokers and third-party operators.

During 2020, as a result of the acquisition of Delta Private Jets, LLC now known as Wheels Up Private Jets LLC (“WUPJ”), Wheels Up became a fixed-base operator (“FBO”) at the Cincinnati/Northern Kentucky International Airport (“CVG”). We also operate tech service centers located at CVG and the Fort Lauderdale-Hollywood International Airport (“FLL”), which provide comprehensive maintenance, repair, and overhaul (“MRO”) facilities and services for aircraft operated by Wheels Up and third-parties (see Note 5). We have also developed into an industry leading provider of flight management software to third-party operators and recently launched a whole aircraft acquisitions and sales service.

In addition to private aviation, as part of the Wheels Down Lifestyle Program, members receive access to world-class lifestyle and event experiences that include exclusive offerings around major sporting events, intimate concerts, the arts, and business. Members also have access to commercial aviation benefits through a partnership with Delta Air Lines, Inc. (“Delta”).

Wheels Up leases certain of our owned and leased aircraft to Gama Aviation LLC (“Gama”), a Federal Aviation Administration (“FAA”) licensed and Department of Transportation (“DOT”) registered air carrier to operate our aircraft. FAA licensed and DOT registered air carriers participate in the program and exercise full operational control of program aircraft. As of March 2, 2020, Gama was no longer a third-party independent operator as the business was acquired by Wheels Up (see Note 5).